ESTIMATION OF FAIR VALUE - Fair value of financial liabilities recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	$ 249,900,662	$ 247,219,098
Customer deposits [member]
Disclosure of financial liabilities [line items]
Financial liabilities	181,987,396	173,341,149
Financial obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	65,541,339	72,116,775
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	247,528,735	245,457,924
Financial liabilities at fair value	247,779,466	242,359,214
Financial liabilities at amortised cost, category [member] | Customer deposits [member]
Disclosure of financial liabilities [line items]
Financial liabilities	181,987,396	173,341,149
Financial liabilities at fair value	183,570,708	173,929,783
Financial liabilities at amortised cost, category [member] | Financial obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	65,541,339	72,116,775
Financial liabilities at fair value	$ 64,208,758	$ 68,429,431